RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Weighted Average Duration of Defined Benefit Pension Obligations	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
The Group [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Weighted Average Duration of Defined Benefit Pension Obligations [Line Items]
Duration of the defined benefit obligation	18 years	18 years
The Bank [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Weighted Average Duration of Defined Benefit Pension Obligations [Line Items]
Duration of the defined benefit obligation	16 years	17 years